Investment Strategy - MUSQ Global Music Industry Index ETF	Feb. 27, 2026
Prospectus [Line Items]
Strategy [Heading]	Effective immediately, the third paragraph under the “Principal Investment Strategies” section is deleted in its entirety and restated as follows:
Strategy Narrative [Text Block]

Once the eligible universe is identified, all components are screened for a minimum market capitalization or assets under management of at least $200 million, an average daily traded value of at least $500,000, and a minimum free-float of 20%. At each rebalance, the Index will weight the Pure Play category of securities at 80% of the Index and the Diversified category of securities at 20% of the Index. The constituents of each category are weighted by free float market capitalization, subject to an individual weighting cap of 12% and minimum weight of 0.25%. As of January 30, 2026, the Index was comprised of 32 component securities.